Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent [Abstract]
Condensed Financial Information of Parent
Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Balance Sheets

AS OF DECEMBER 31, 2017 AND 2016
(Dollars in thousands)

	December 31,
	2017	2016
Assets
Cash and cash equivalents	$157,014	$229,777
Notes receivable from subsidiaries	375,477	441,451
Investments in subsidiaries	985,476	912,163
Investment in unconsolidated subsidiary	8,196	7,700
Other assets, net	1,655	534
Total assets	$1,527,818	$1,591,625
Liabilities
Payable to related parties	$223	$906
Payable to subsidiaries	349,585	280,034
Unsecured borrowings, net	615,922	691,390
Deferred tax liability, net	3,739	1,946
Accrued and other liabilities	14,640	24,114
Total liabilities	984,109	998,390
Shareholders’ equity	543,709	593,235
Total liabilities and shareholders’ equity	$1,527,818	$1,591,625

The accompanying note is an integral part of these consolidated financial statements.

Fly Leasing Limited
Condensed Statements of Income (Loss)

FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
(Dollars in thousands, except per share data)

	Years ended
	2017	2016	2015
Revenues
Equity earnings (loss) from subsidiaries	$35,208	$(24,385)	$17,065
Equity earnings from unconsolidated subsidiary	496	530	1,159
Intercompany management fee income	12,124	8,866	15,053
Intercompany interest income	34,068	44,394	48,077
Interest and other income	809	410	224
Total revenues	82,705	29,815	81,578
Expense
Interest expense	45,970	48,013	48,013
Selling, general and administrative	12,630	11,803	12,987
Loss on modification and extinguishment of debt	19,655	—	—
Total expenses	78,255	59,816	61,000
Net income (loss) before provision (benefit) for income taxes	4,450	(30,001)	20,578
Provision (benefit) for income taxes	1,852	(889)	(2,220)
Net income (loss)	$2,598	$(29,112)	$22,798
Weighted average number of shares:
Basic	30,307,357	33,239,001	41,222,690
Diluted	30,353,425	33,239,001	41,315,149
Earnings (loss) per share:
Basic	$0.09	$(0.88)	$0.52
Diluted	$0.09	$(0.88)	$0.52

The accompanying note is an integral part of these consolidated financial statements.

Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
(Dollars in thousands)

	Years ended
	2017	2016	2015
Cash Flows from Operating Activities
Net income (loss)	$2,598	$(29,112)	$22,798
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Equity earnings (loss) from subsidiaries	(35,208)	24,385	(17,065)
Equity earnings from unconsolidated subsidiary	(496)	(530)	(1,159)
Deferred income taxes	1,852	(12,139)	(2,276)
Share-based compensation	—	—	195
Amortization of debt discount and other	1,931	1,982	1,982
Loss on modification and extinguishment of debt	19,655	—	—
Changes in operating assets and liabilities:
Payable to subsidiaries	6,144	(162,229)	132,843
Other assets	(1,121)	476	1,060
Payable to related parties	(683)	856	(867)
Accrued and other liabilities	(9,478)	12,622	483
Net cash flows provided by (used in) operating activities	(14,806)	(163,689)	137,994
Cash Flows from Investing Activities
Distributions received from subsidiaries	—	—	53,500
Capital contributions to unconsolidated subsidiary	—	—	(2,009)
Notes receivable from subsidiaries	(48,335)	(40,172)	(650,083)
Notes payable to subsidiaries	144,718	334,556	505,273
Net cash flows provided by (used in) investing activities	96,383	294,384	(93,319)
Cash Flows from Financing Activities
Proceeds from issuance of unsecured borrowings	295,150	—	—
Repayment of unsecured borrowings	(375,000)	—	—
Debt modification and extinguishment costs	(16,287)	—	—
Debt issuance costs	(917)	—	—
Shares repurchased	(57,286)	(40,257)	(81,432)
Dividends paid	—	—	(41,388)
Dividend equivalents	—	—	(1,054)
Net cash flows used in financing activities	(154,340)	(40,257)	(123,874)
Net increase (decrease) in cash and cash equivalents	(72,763)	90,438	(79,199)
Cash and cash equivalents at beginning of period	229,777	139,339	218,538
Cash and cash equivalents at end of period	$157,014	$229,777	$139,339
Supplemental Disclosure:
Cash paid during the year for:
Interest	$41,883	$46,032	$46,723
Taxes	—	—	—

Noncash Activities:
Noncash investing activities:
Capital contribution to subsidiaries	109,391	207,340	17,246
Distributions from subsidiaries	76,451	55,039	711

The accompanying note is an integral part of these consolidated financial statements.